NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.8%

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                  VALUE
------------------------------------------------------------------------------
Cogeneration -- 5.2%
------------------------------------------------------------------------------
     $ 22,150         Maryland Energy Cogeneration, (AES
                      Warrior Run), (AMT), 7.40%, 9/1/19        $   22,896,676
       29,405         New Jersey EDA, (Vineland Cogeneration),
                      (AMT), 7.875%, 6/1/19                         29,976,339
        6,100         Pennsylvania EDA, (Northampton
                      Generating), (AMT), 6.50%, 1/1/13              6,171,980
       21,950         Pennsylvania EDA, (Northampton
                      Generating), (AMT), 6.60%, 1/1/19             22,245,008
        7,000         Pennsylvania EDA, (Northampton
                      Generating), Junior Liens, (AMT),
                      6.875%, 1/1/11                                 7,043,750
        5,000         Pennsylvania EDA, (Northampton
                      Generating), Junior Liens, (AMT),
                      6.95%, 1/1/21                                  5,027,050
------------------------------------------------------------------------------
                                                                $   93,360,803
------------------------------------------------------------------------------
Education -- 0.2%
------------------------------------------------------------------------------
     $  4,130         California Educational Facilities
                      Authority, (Stanford University),
                      Variable Rate, 6/1/21(1)                  $    4,178,651
------------------------------------------------------------------------------
                                                                $    4,178,651
------------------------------------------------------------------------------
Electric Utilities -- 4.7%
------------------------------------------------------------------------------
     $ 14,300         Clark County, NV, (Nevada Power), (AMT),
                      5.90%, 10/1/30                            $   13,106,808
       10,000         Connecticut Development Authority,
                      (Connecticut Light and Power),
                      5.85%, 9/1/28                                 10,101,600
       13,000         Connecticut Development Authority,
                      (Western Massachusetts Electric),
                      5.85%, 9/1/28                                 13,132,080
       22,000         Long Island Power Authority, NY,
                      Electric System Revenue, 5.50%, 12/1/29       22,107,360
        5,000         Matagorda County, TX, Navigation
                      District No. 1, (Reliant Energy),
                      5.95%, 5/1/30                                  4,834,300
        8,000         North Carolina Municipal Power Agency,
                      (Catawba), 6.50%, 1/1/20                       8,274,000
       14,170         San Antonio, TX, Electric and Natural
                      Gas, 4.50%, 2/1/21                            12,665,004
------------------------------------------------------------------------------
                                                                $   84,221,152
------------------------------------------------------------------------------
Escrowed / Prerefunded -- 18.9%
------------------------------------------------------------------------------
     $ 13,085         Atlanta, GA, Water and Sewer, (FGIC),
                      Prerefunded to 11/1/09, 5.00%, 11/1/38    $   13,756,522
       42,500         Bakersfield, CA, (Bakersfield Assisted
                      Living Center), Escrowed to Maturity,
                      0.00%, 4/15/21                                12,395,125
        2,400         Bexar County, TX, Health Facilities,
                      (St. Luke's Lutheran), Escrowed to
                      Maturity, 7.00%, 5/1/21                        2,897,472
PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                  VALUE
------------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
------------------------------------------------------------------------------
     $ 11,195         Colorado Health Facilities Authority,
                      (Liberty Heights), Escrowed to Maturity,
                      0.00%, 7/15/22                            $    2,929,620
      184,070         Colorado Health Facilities Authority,
                      (Liberty Heights), Escrowed to Maturity,
                      0.00%, 7/15/24                                42,209,092
      244,325         Dawson Ridge, CO, Metropolitan District
                      #1, Escrowed to Maturity,
                      0.00%, 10/1/22                                63,052,953
       11,175         Dawson Ridge, CO, Metropolitan District
                      #1, Escrowed to Maturity,
                      0.00%, 10/1/22                                 2,883,932
        7,000         Florida Mid-Bay Bridge Authority,
                      Escrowed to Maturity, 6.875%, 10/1/22          8,404,200
          500         Harris County, TX, Health Facilities
                      Development Corp., (Hermann Hospital),
                      (MBIA), Prerefunded to 10/1/04,
                      6.375%, 10/1/24                                  544,105
      101,555         Illinois Development Finance Authority,
                      (Regency Park), Escrowed to Maturity,
                      0.00%, 7/15/23                                24,877,928
       60,360         Illinois Development Finance Authority,
                      (Regency Park), Escrowed to Maturity,
                      0.00%, 7/15/25                                12,956,878
        4,650         Illinois HEFA, (Chicago Osteopathic
                      Health Systems), Escrowed to Maturity,
                      7.125%, 5/15/11                                4,778,433
        4,500         Illinois HEFA, (Chicago Osteopathic
                      Health Systems), Prerefunded to
                      11/15/19, 7.25%, 5/15/22                       5,228,955
       10,285         Louisiana Public Facilities Authority,
                      (Southern Baptist Hospitals, Inc.),
                      Escrowed to Maturity, 8.00%, 5/15/12          12,020,594
        5,675         Maricopa County, AZ, IDA, (Place Five
                      and The Greenery), Escrowed to Maturity,
                      6.625%, 1/1/27                                 6,393,171
        1,000         Maricopa County, AZ, IDA, Multifamily,
                      Escrowed to Maturity, 6.45%, 1/1/17            1,105,800
       20,505         Massachusetts Turnpike Authority,
                      Escrowed to Maturity, Variable Rate,
                      7/1/17(2)(3)                                  20,371,923
        9,500         Massachusetts Turnpike Authority,
                      Escrowed to Maturity, Variable Rate,
                      1/1/20(2)(3)                                   9,376,975
      100,000         Mississippi Housing Finance Corp.,
                      Single Family, Escrowed to Maturity,
                      (AMT), 0.00%, 6/1/15                          50,328,000
        1,935         Missouri HEFA, (Bethesda Health Group of
                      Saint Louis, Inc.), Prerefunded to
                      8/15/04, 6.625%, 8/15/05                       2,110,775
        3,615         Missouri HEFA, (Bethesda Health Group of
                      Saint Louis, Inc.), Prerefunded to
                      8/15/04, 6.625%, 8/15/05                       3,943,387
        4,880         Missouri HEFA, (Bethesda Health Group of
                      Saint Louis, Inc.), Prerefunded to
                      8/15/04, 7.50%, 8/15/12                        5,418,850
        9,120         Missouri HEFA, (Bethesda Health Group of
                      Saint Louis, Inc.), Prerefunded to
                      8/15/04, 7.50%, 8/15/12                       10,127,030

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                  VALUE
------------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
------------------------------------------------------------------------------
     $ 46,210         San Joaquin Hills Transportation
                      Corridor Agency, CA, Toll Road Bonds,
                      Escrowed to Maturity, 0.00%, 1/1/20       $   17,314,425
       15,000         San Joaquin Hills Transportation
                      Corridor Agency, CA, Toll Road Bonds,
                      Escrowed to Maturity, 0.00%, 1/1/25            4,179,000
          500         Tarrant County, TX, (Methodist Health
                      System), Escrowed to Maturity,
                      6.00%, 9/1/24                                    550,110
------------------------------------------------------------------------------
                                                                $  340,155,255
------------------------------------------------------------------------------
General Obligations -- 0.8%
------------------------------------------------------------------------------
     $ 15,500         Houston, TX, Independent School
                      District, (PSF), 4.75%, 2/15/26           $   13,871,260
          275         Texas Veterans' Housing Assistance U.T.,
                      (AMT), 6.80%, 12/1/23                            290,903
          690         Texas Veterans' Housing Assistance,
                      (AMT), 6.70%, 12/1/24                            708,809
------------------------------------------------------------------------------
                                                                $   14,870,972
------------------------------------------------------------------------------
Health Care-Miscellaneous -- 0.4%
------------------------------------------------------------------------------
     $  1,600         Pittsfield Township, MI, EDC, (Arbor
                      Hospice), 7.875%, 8/15/27                 $    1,530,672
        3,308         Tax Revenue Exempt Securities Trust,
                      Community Health Provider, (Pooled Loan
                      Program Various States Trust
                      Certificates), 5.50%, 12/1/36                  3,128,861
        3,548         Tax Revenue Exempt Securities Trust,
                      Community Health Provider, (Pooled Loan
                      Program Various States Trust
                      Certificates), 5.875%, 12/1/36                 3,483,036
------------------------------------------------------------------------------
                                                                $    8,142,569
------------------------------------------------------------------------------
Hospital -- 6.2%
------------------------------------------------------------------------------
     $  6,500         Arizona Health Facilities Authority,
                      (Phoenix Memorial Hospital),
                      8.20%, 6/1/21(4)                          $    2,031,250
        2,250         Berlin, MD, (Atlantic General Hospital),
                      8.375%, 6/1/22                                 2,319,570
       12,600         California Health Facilities Authority,
                      (Cedars Sinai Medical Center), Variable
                      Rate, 12/1/34(2)(3)                           13,677,552
       20,705         Colorado Health Facilities Authority,
                      (Rocky Mountain Adventist),
                      6.625%, 2/1/22                                21,219,519
        2,650         Corinth and Alcorn County, MS, (Magnolia
                      Registered Health Center),
                      5.50%, 10/1/21                                 2,417,144
        4,000         Crossville, TN, HEFA, (Cumberland
                      Medical Center), 6.75%, 11/1/12                4,136,120
        3,270         Hawaii Department of Budget and Finance,
                      (Wahiawa General Hospital),
                      7.50%, 7/1/12                                  2,958,369
PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                  VALUE
------------------------------------------------------------------------------

Hospital (continued)
------------------------------------------------------------------------------
     $  1,000         Illinois Health Facilities Authority,
                      (Holy Cross Hospital), 6.70%, 3/1/14      $      835,080
        2,650         Illinois Health Facilities Authority,
                      (Holy Cross Hospital), 6.75%, 3/1/24           2,056,506
        4,500         Indiana Health Facilities Authority,
                      (Memorial Hospital and Health Care
                      Center), 7.40%, 3/1/22                         4,599,585
        9,830         Louisiana Public Facilities Authority,
                      (General Health Systems),
                      6.80%, 11/1/16                                 9,563,017
        2,000         Marshall County, AL, (Guntersville-Arab
                      Medical Center), 7.00%, 10/1/09                2,041,380
        2,000         Marshall County, AL, (Guntersville-Arab
                      Medical Center), 7.00%, 10/1/13                2,029,960
       12,915         Massachusetts HEFA, (Partners Healthcare
                      System), 5.25%, 7/1/29                        12,208,291
        3,500         New Jersey Health Care Facilities
                      Financing Authority, (Trinitas
                      Hospital), 7.50%, 7/1/30                       3,761,975
        4,000         Oneida County, NY, Industrial
                      Development Agency, (Elizabeth Medical
                      Center), 6.00%, 12/1/29                        3,443,960
        5,052         Philadelphia, PA, HEFA, (Graduate Health
                      System), 6.625%, 7/1/21(4)                       100,532
        1,263         Philadelphia, PA, HEFA, (Graduate Health
                      System), 7.25%, 7/1/18(4)                         25,133
        3,075         Prince George's County, MD, (Greater
                      Southeast Healthcare System),
                      6.375%, 1/1/23(4)                              1,006,755
        7,750         Rhode Island HEFA, (St. Joseph Health
                      Services), 5.50%, 10/1/29                      6,220,382
       12,500         Rochester, MN, Health Care Facilities,
                      (Mayo Clinic), Variable Rate,
                      11/15/27(2)(3)                                12,638,250
        2,565         South Dakota HEFA, (Prairie Lakes Health
                      Care), 7.25%, 4/1/22                           2,632,357
------------------------------------------------------------------------------
                                                                $  111,922,687
------------------------------------------------------------------------------
Housing -- 7.3%
------------------------------------------------------------------------------
     $  3,000         ABAG Finance Authority, CA, (Civic
                      Center Drive Apartments), (AMT),
                      6.375%, 9/1/32                            $    3,062,970
        7,730         Arkansas Development Finance Authority,
                      MFMR, (Park Apartments), (AMT),
                      5.95%, 12/1/28                                 6,598,483
        6,200         Bexar County, TX, Housing Finance Corp.,
                      (Arboretum Apartments), (AMT),
                      6.10%, 8/1/36                                  5,543,048
       10,900         Bexar County, TX, Housing Finance Corp.,
                      (North Knoll Apartments), 5.90%, 4/1/37        9,454,442
        6,300         California Housing Finance Agency,
                      (AMT), Variable Rate, 8/1/23(2)                6,441,750
        3,465         California Statewide Communities
                      Development Authority, (Chesapeake Bay
                      Apartments), (AMT), Variable Rate,
                      6/1/09(2)(3)                                   1,669,506

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                  VALUE
------------------------------------------------------------------------------

Housing (continued)
------------------------------------------------------------------------------
     $  6,360         California Statewide Communities
                      Development Authority, (Corporate Fund
                      for Housing), (AMT), Variable Rate,
                      6/1/09(2)(3)                              $    5,235,934
          600         California Statewide Communities
                      Development Authority, (Corporate Fund
                      for Housing), (AMT), Variable Rate,
                      6/1/09(2)(3)                                     581,226
        2,250         California Statewide Communities
                      Development Authority, (Nantucket Bay
                      Apartments), (AMT), Variable Rate,
                      6/1/09(2)(3)                                     980,077
        1,225         California Statewide Communities
                      Development Authority, (Oaks at Sunset
                      Apartments), (AMT), Variable Rate,
                      6/1/09(2)(3)                                     519,816
        1,645         California Statewide Communities
                      Development Authority, (San Luis Bay
                      Village Apartments), (AMT), Variable
                      Rate, 9/9/09(2)(3)                             1,030,625
       16,000         Charter Mac Equity Trust, TN, (AMT),
                      6.625%, 6/30/09                               16,460,960
        1,890         El Paso County, TX, Housing Finance
                      Corp., (San Jose Ltd.), (AMT),
                      6.00%, 8/1/31                                  1,906,840
        3,725         El Paso County, TX, Housing Finance
                      Corp., (San Jose Ltd.), (AMT),
                      6.10%, 8/1/31                                  3,669,609
       10,770         Florida Capital Projects Financing
                      Authority, Student Housing Revenue,
                      (Florida University), 7.85%, 8/15/31          10,664,885
       10,205         Lake Creek, CO, (Affordable Housing
                      Corp.), 6.25%, 12/1/23                         9,463,403
        1,350         Maricopa County, AZ, IDA, (National
                      Health Facilities II), 6.375%, 1/1/19          1,243,633
        7,805         Minneapolis, MN, Community Development,
                      (Lindsay Brothers), 6.60%, 12/1/18             7,634,539
       15,615         New Hampshire Housing Finance Authority,
                      Multifamily Housing, 6.20%, 7/1/36            15,459,787
        8,250         Speedway, IN, Economic Development
                      Authority, (Hermitage Apartments),
                      (AMT), 6.00%, 5/1/31                           7,953,082
       10,590         Texas Student Housing Corp., (University
                      of Northern Texas), 6.85%, 7/1/31             10,308,412
        5,000         Virginia Housing Development Authority,
                      RITES, (AMT), 5.40%, 7/1/21                    4,881,300
------------------------------------------------------------------------------
                                                                $  130,764,327
------------------------------------------------------------------------------
Industrial Development Revenue -- 14.5%
------------------------------------------------------------------------------
     $  7,340         Austin, TX, (Cargoport Development LLC),
                      (AMT), 8.30%, 10/1/21                     $    7,750,012
       10,260         Bedford County, VA, IDA, (Nekoosa
                      Packaging), (AMT), 6.55%, 12/1/25             10,065,368
        2,250         Calhoun County, AR, Solid Waste
                      Disposal, (Georgia-Pacific Corp.),
                      (AMT), 6.375%, 11/1/26                         2,133,787
PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                  VALUE
------------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------------
     $  2,000         California Pollution Control Financing
                      Authority, (Laidlaw Environmental),
                      (AMT), 6.70%, 7/1/07(4)                   $          200
        2,000         Camden County, NJ, (Holt Hauling),
                      (AMT), 9.875%, 1/1/21                          1,832,500
        6,050         Carbon County, UT, (Laidlaw
                      Environmental), (AMT), 7.50%, 2/1/10           6,105,055
       12,450         Courtland, AL, (Champion International),
                      (AMT), 7.00%, 6/1/22                          12,740,707
        4,000         Courtland, AL, Solid Waste Disposal,
                      (Champion International Corp.), (AMT),
                      6.70%, 11/1/29                                 4,151,480
       16,000         Denver, CO, City and County Facility
                      Airport, United Airlines, (AMT),
                      6.86%, 10/1/32                                10,400,480
       17,250         Denver, CO, City and County, (United
                      Airlines), Variable Rate, 10/1/32(2)(3)        5,176,035
        2,000         Effingham County, GA, IDA, PCR, (Georgia
                      Pacific Corp.), 6.50%, 6/1/31                  1,926,500
        7,500         Effingham County, GA, Solid Waste
                      Disposal, (Fort James), (AMT),
                      5.625%, 7/1/18                                 6,694,275
       10,715         Gulf Coast, TX, Waste Disposal,
                      (Champion International), (AMT),
                      6.875%, 12/1/28                               11,057,987
        6,645         Hardeman County, TN, (Correctional
                      Facilities Corp.), 7.75%, 8/1/17               6,387,706
       27,000         Houston, TX, Airport System,
                      (Continental Airlines), 6.75%, 7/1/29         23,676,030
        6,305         Kimball, NE, EDA, (Clean Harbors),
                      (AMT), 10.75%, 9/1/26                          6,435,198
        5,000         Los Angeles, CA, Regional Airports
                      Improvements Corp., (Terminal Four),
                      (AMT), 7.50%, 12/1/24                          4,859,400
        5,000         McMinn County, TN, (Calhoun Newsprint -
                      Bowater, Inc.), (AMT), 7.40%, 12/1/22          5,170,800
       10,000         Michigan Strategic Fund, (S.D. Warren),
                      7.375%, 1/15/22                               10,083,300
       15,000         Michigan Strategic Fund, (S.D. Warren),
                      (AMT), 7.375%, 1/15/22                        15,123,450
        3,500         Michigan Strategic Fund, (S.D. Warren),
                      (AMT), 7.375%, 1/15/22                         3,528,805
       23,770         New Jersey EDA, (Continental Airlines),
                      (AMT), 6.25%, 9/15/29                         20,283,416
       17,000         New Jersey EDA, (Holt Hauling),
                      7.75%, 3/1/27                                 15,512,500
        1,500         New Jersey EDA, (Holt Hauling), (AMT),
                      7.90%, 3/1/27                                  1,368,750
       22,600         Peninsula Ports Authority, VA, (Zeigler
                      Coal), 6.90%, 5/2/22(4)                       12,543,000
       10,000         Pennsylvania, IDA, (Sun Co.), (AMT),
                      7.60%, 12/1/24                                10,708,300
        2,585         Riverdale Village, IL, (ACME
                      Metals, Inc.), (AMT), 7.90%, 4/1/24(4)           646,250

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                  VALUE
------------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------------
     $  2,000         Riverdale Village, IL, (ACME
                      Metals, Inc.), (AMT), 7.95%, 4/1/25(4)    $      500,000
        3,917         Robbins, IL, Resource Recovery, (AMT),
                      0.00%, 10/15/09                                  901,011
        1,661         Robbins, IL, Resource Recovery, (AMT),
                      7.25%, 10/15/09                                  813,830
       26,439         Robbins, IL, Resource Recovery, (AMT),
                      7.25%, 10/15/24                               12,056,106
       12,578         Robbins, IL, Resource Recovery, (AMT),
                      8.375%, 10/15/16(4)                               88,047
        4,922         Robbins, IL, Resource Recovery, (AMT),
                      8.375%, 10/15/16(4)                               34,453
        2,185         Savannah, GA, (Intercat-Savannah),
                      (AMT), 9.75%, 7/1/10                           1,248,104
        3,597         Savannah, GA, EDA, (Intercat-Savannah),
                      (AMT), 9.00%, 1/1/15                           2,054,777
        5,000         Skowhegan, ME, (S.D. Warren), (AMT),
                      6.65%, 10/15/15                                4,833,350
        3,500         Toole County, UT, (Laidlaw
                      Environmental), (AMT), 7.55%, 7/1/27(4)              350
       18,500         Valdez, AK, (British Petroleum),
                      Variable Rate, 8/1/25(2)(3)                   18,776,205
        4,000         Yavapai County, AZ, IDA, (Citizens
                      Utilities), (AMT), 5.45%, 6/1/33               3,264,760
------------------------------------------------------------------------------
                                                                $  260,932,284
------------------------------------------------------------------------------
Insured-Education -- 0.9%
------------------------------------------------------------------------------
     $ 18,185         Illinois Development Finance Authority,
                      (Local Government Program-Elgin School
                      District-U46), (FSA), 0.00%, 1/1/20       $    6,756,273
          165         Puerto Rico Industrial Tourist
                      Educational Medical and Environmental,
                      DRIVERS, (MBIA), Variable Rate,
                      7/1/33(2)(3)                                           0
       10,000         University of Vermont and State
                      Agricultural College, (MBIA),
                      4.75%, 10/1/38                                 8,760,900
------------------------------------------------------------------------------
                                                                $   15,517,173
------------------------------------------------------------------------------
Insured-Electric Utilities -- 3.9%
------------------------------------------------------------------------------
     $ 11,950         Chicago, IL, (The Peoples Gas, Light and
                      Coke), (AMBAC), (AMT), Variable Rate,
                      12/1/23(2)(3)                             $   12,089,098
       11,000         Intermountain Power Agency, UT, (MBIA),
                      Variable Rate, 7/1/19(2)(3)                   11,944,570
       10,500         Philadelphia, PA, Gas Works Revenue,
                      (FSA), 5.00%, 7/1/28                           9,861,495
PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                  VALUE
------------------------------------------------------------------------------

Insured-Electric Utilities (continued)
------------------------------------------------------------------------------
     $ 10,000         Puerto Rico Electric Power Authority,
                      (FSA), 5.25%, 7/1/29                      $   10,002,800
       16,500         Sacramento, CA, Municipal Utility
                      District, (MBIA), Variable Rate,
                      11/15/15(2)                                   17,861,250
       10,000         South Carolina Public Service Authority,
                      DRIVERS, (FGIC), Variable Rate, 1/1/25         8,587,000
------------------------------------------------------------------------------
                                                                $   70,346,213
------------------------------------------------------------------------------
Insured-General Obligations -- 3.2%
------------------------------------------------------------------------------
     $ 15,000         California, (AMBAC), Variable Rate,
                      11/1/19(2)(3)                             $   16,055,700
       21,800         Chicago, IL, Board of Education, (FGIC),
                      0.00%, 12/1/23                                 6,186,840
       16,980         Chicago, IL, Board of Education, (FGIC),
                      0.00%, 12/1/25                                 4,271,489
       14,000         Chicago, IL, Board of Education, (FGIC),
                      0.00%, 12/1/29                                 2,766,960
        9,000         Puerto Rico General Obligation, (FSA),
                      5.125%, 7/1/30                                 8,815,050
        3,250         Puerto Rico General Obligation, (MBIA),
                      5.50%, 7/1/21                                  3,438,825
        6,000         Puerto Rico, (FSA), 5.25%, 7/1/27              6,008,220
       10,000         Umatilla County, OR, School District No.
                      008R, (MBIA), 5.20%, 6/15/19                  10,021,200
------------------------------------------------------------------------------
                                                                $   57,564,284
------------------------------------------------------------------------------
Insured-Hospital -- 1.6%
------------------------------------------------------------------------------
     $ 15,210         Maryland HEFA, (Medlantic/Helix Issue),
                      (AMBAC), 5.25%, 8/15/38                   $   14,087,046
          500         Tyler County, TX, Health Facilities
                      Development Corp., (Mother Frances
                      Hospital), (FGIC), 6.50%, 7/1/22                 514,075
        9,030         Tyler, TX, Health Facility Development
                      Corp., (East Texas Medical Center),
                      (FSA), 5.375%, 11/1/27                         8,763,344
        5,000         Wisconsin HEFA, (Ministry Health Care),
                      (MBIA), 5.125%, 2/15/22                        4,812,700
------------------------------------------------------------------------------
                                                                $   28,177,165
------------------------------------------------------------------------------
Insured-Housing -- 0.4%
------------------------------------------------------------------------------
     $  7,505         SCA Multifamily Mortgage, Industrial
                      Development Board, Hamilton County, TN,
                      (FSA), (AMT), 7.35%, 1/1/30               $    7,921,527
------------------------------------------------------------------------------
                                                                $    7,921,527
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                  VALUE
------------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 0.3%
------------------------------------------------------------------------------
     $ 34,180         Anaheim, CA, Public Financing Authority,
                      (Public Improvements) (FSA),
                      0.00%, 9/1/35                             $    4,867,574
------------------------------------------------------------------------------
                                                                $    4,867,574
------------------------------------------------------------------------------
Insured-Miscellaneous -- 0.1%
------------------------------------------------------------------------------
     $ 25,000         Harris County-Houston, TX, Sports
                      Authority, (MBIA), 0.00%, 11/15/41        $    2,157,000
------------------------------------------------------------------------------
                                                                $    2,157,000
------------------------------------------------------------------------------
Insured-Special Tax Revenue -- 0.9%
------------------------------------------------------------------------------
     $ 20,000         Illinois Sports Facility Authority,
                      (AMBAC), 0.00%, 6/15/24                   $    5,616,200
       10,935         Regional Transportation Authority, LA,
                      (FGIC), 0.00%, 12/1/15                         5,257,111
       10,000         Regional Transportation Authority, LA,
                      (FGIC), 0.00%, 12/1/21                         3,246,200
          265         South Orange County, CA, Public
                      Financing Authority, (FGIC), DRIVERS,
                      Variable Rate, 8/15/15(2)(3)                   1,460,945
------------------------------------------------------------------------------
                                                                $   15,580,456
------------------------------------------------------------------------------
Insured-Transportation -- 6.1%
------------------------------------------------------------------------------
     $ 20,930         Central Puget Sound, WA, Transportation
                      Authority, (FGIC), 4.75%, 2/1/28          $   18,681,490
       10,000         Chicago, IL, O'Hare International
                      Airport, (AMBAC), (AMT), 5.375%, 1/1/32        9,612,000
        2,500         Dallas Fort Worth, TX, International
                      Airport, (FGIC), (AMT), 5.50%, 11/1/20         2,489,775
        5,000         Dallas Fort Worth, TX, International
                      Airport, (FGIC), (AMT), 5.625%, 11/1/21        5,032,500
       12,000         Florida Turnpike Authority, (FSA),
                      4.50%, 7/1/28                                 10,406,520
        8,250         Manchester Airport, NH, (MBIA),
                      4.50%, 1/1/28                                  6,963,990
       12,000         Massachusetts Turnpike Authority,
                      (AMBAC), 5.00%, 1/1/39                        10,977,480
       10,500         Metropolitan Washington, DC, Airports
                      Authority, DRIVERS, (MBIA), (AMT),
                      9.808%, 10/12/21                              10,777,935
       22,000         Ohio Turnpike Commission, (FGIC),
                      4.50%, 2/15/24                                19,482,540
        9,000         Puerto Rico Highway and Transportation
                      Authority, (FSA), 11.355%, 7/1/32              7,940,700
       50,000         San Joaquin Hills, CA, Transportation
                      Corridor Agency Toll, (MBIA),
                      0.00%, 1/15/35                                 7,325,000
------------------------------------------------------------------------------
                                                                $  109,689,930
------------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                  VALUE
------------------------------------------------------------------------------
Insured-Water and Sewer -- 4.2%
------------------------------------------------------------------------------
     $ 11,915         Atlanta, GA, Water and Sewer, (FGIC),
                      5.00%, 11/1/38                            $   11,077,018
       10,135         California Water Resources, (Central
                      Valley), (FGIC), Variable Rate,
                      12/1/28(1)(3)                                  9,856,794
       20,980         Chicago, IL, Wastewater Transmission,
                      (MBIA), 0.00%, 1/1/26                          5,343,816
       11,750         Fulton County, GA, Water and Sewer,
                      (FGIC), 4.75%, 1/1/28                         10,723,637
       10,000         Houston, TX, Water and Sewer System,
                      (FSA), 4.75%, 12/1/24                          8,932,900
       23,015         New York City, NY, Municipal Water
                      Finance Authority, (Water and Sewer
                      System), (FGIC), 4.75%, 6/15/31               20,749,173
        9,000         Tampa Bay, FL, Water Utility System,
                      (FGIC), 4.75%, 10/1/27                         8,178,660
------------------------------------------------------------------------------
                                                                $   74,861,998
------------------------------------------------------------------------------
Miscellaneous -- 1.6%
------------------------------------------------------------------------------
     $  1,545         Knox County, TN, Industrial Development
                      Revenue (Melrose Place, Ltd.),
                      6.875%, 12/1/14                           $    1,452,856
        7,000         Knox County, TN, Industrial Development
                      Revenue, (Weisgarber Partners),
                      6.875%, 12/1/14                                6,528,760
       10,200         Orange County, NC, (Community Activity
                      Corp.), 8.00%, 3/1/24(4)                       4,169,250
       17,000         Tobacco Settlement Financing Corp.,
                      5.875%, 5/15/39                               15,931,720
------------------------------------------------------------------------------
                                                                $   28,082,586
------------------------------------------------------------------------------
Nursing Home -- 5.9%
------------------------------------------------------------------------------
     $ 12,625         Bell County, TX, (Riverside
                      Healthcare, Inc. - Normandy Terrace),
                      9.00%, 4/1/23                             $   10,572,175
        2,120         Collier County, FL, IDA, (Beverly
                      Enterprises), 10.75%, 3/1/03                   2,158,139
        4,745         Delaware County, PA, (Mainline -
                      Haverford Nursing and Rehabilitation
                      Centers), 9.00%, 8/1/22                        4,230,642
        2,150         Hillsborough County, FL, IDA, (Tampa Bay
                      Retirement Center), Variable Rate,
                      6/1/25(4)                                      1,010,500
        9,880         Hillsborough County, FL, IDA, (Tampa Bay
                      Retirement Center), 7.00%, 6/1/25(4)           5,886,109
       10,000         Indianapolis, IN, (National Benevolent
                      Association - Robin Run Village),
                      7.625%, 10/1/22                               10,187,200
        3,225         Lackawanna County, PA, IDA, (Edella
                      Street Associates), 8.875%, 9/1/14             3,228,418
        2,150         Luzerne County, PA, IDA, (River Street
                      Associates), 8.75%, 6/15/07                    2,178,101

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                  VALUE
------------------------------------------------------------------------------

Nursing Home (continued)
------------------------------------------------------------------------------
     $ 13,250         Massachusetts IFA, (Age Institute of
                      Massachusetts), 8.05%, 11/1/25            $   12,921,268
       11,725         Mississippi Business Finance Corp.,
                      (Magnolia Healthcare), 7.99%, 7/1/25          12,060,570
       11,930         Montgomery, PA, IDA, (Advancement of
                      Geriatric Health Care Institute),
                      8.375%, 7/1/23                                11,667,421
        4,750         New Jersey EDA, (Claremont Health
                      System, Inc.), 9.10%, 9/1/22                   4,925,750
        5,915         New Jersey EDA, (Victoria Health Corp.),
                      7.75%, 1/1/24                                  6,541,694
        3,500         Orange County, FL, Health Facilities
                      Authority, (Westminster Community Care),
                      6.75%, 4/1/34                                  2,966,040
        4,375         Sussex County, DE, (Delaware Health
                      Corp.), 7.50%, 1/1/14                          4,426,844
        4,800         Sussex County, DE, (Delaware Health
                      Corp.), 7.60%, 1/1/24                          4,802,256
        2,370         Westmoreland, PA, (Highland Health
                      Systems, Inc.), 9.25%, 6/1/22                  2,444,205
        4,000         Wisconsin HEFA, (Wisconsin Illinois
                      Senior Housing), 7.00%, 8/1/29                 3,729,080
          230         Wisconsin HEFA, (Wisconsin Illinois
                      Senior Housing), 8.00%, 8/1/02                   233,197
------------------------------------------------------------------------------
                                                                $  106,169,609
------------------------------------------------------------------------------
Senior Living / Life Care -- 8.2%
------------------------------------------------------------------------------
     $ 14,535         Albuquerque, NM, Retirement Facilities,
                      (La Vida Liena Retirement Center),
                      5.75%, 12/15/28                           $   12,397,047
        9,875         Albuquerque, NM, Retirement Facilities,
                      (La Vida Liena Retirement Center),
                      6.60%, 12/15/28                                8,741,153
        6,035         Arizona Health Facilities Authority,
                      (Care Institute, Inc. - Mesa),
                      7.625%, 1/1/26(5)                              3,842,605
       17,195         Bell County, TX, Health Facilities
                      Authority, (Care Institute, Inc. -
                      Texas), 9.00%, 11/1/24                        18,327,635
        3,060         Chester, PA, IDA, (Senior Life-Choice of
                      Kimberton), (AMT), 8.50%, 9/1/25               3,218,233
        4,780         Chester, PA, IDA, (Senior Life-Choice of
                      Paoli), (AMT), 8.05%, 1/1/24                   4,910,064
       11,570         De Kalb County, GA, Private Hospital
                      Authority, (Atlanta, Inc.),
                      8.50%, 3/1/25(4)                               4,422,054
        4,960         Delaware County, PA, IDA, (Glen Riddle),
                      (AMT), 8.625%, 9/1/25                          5,271,934
        9,115         Glen Cove, NY, IDA, (Regency at Glen
                      Cove), 9.50%, 7/1/12                           9,404,219
       14,795         Illinois Development Finance Authority,
                      (Care Institute, Inc. - Illinois),
                      7.80%, 6/1/25                                 15,280,424
PRINCIPAL AMOUNT
(000'S OMITTED)       SECURITY                                  VALUE
------------------------------------------------------------------------------

Senior Living / Life Care (continued)
------------------------------------------------------------------------------
     $ 14,635         Louisiana HFA, (HCC Assisted Living
                      Group 1), (AMT), 9.00%, 3/1/25            $   15,254,061
        4,605         New Jersey EDA, (Chelsea at East
                      Brunswick), (AMT), 8.25%, 10/1/20              3,658,304
        9,480         New Jersey EDA, (Forsgate), (AMT),
                      8.625%, 6/1/25                                 7,591,300
       12,265         North Miami, FL, Health Facilities
                      Authority, (Imperial Club),
                      6.75%, 1/1/33(4)                              10,372,511
          800         North Miami, FL, Health Facilities
                      Authority, (Imperial Club),
                      9.00%, 1/1/12(4)                                 396,536
        5,055         Ridgeland, MS, Urban Renewal, (The
                      Orchard), 7.75%, 12/1/15                       5,221,461
        7,915         Roseville, MN, Elder Care Facility,
                      (Care Institute, Inc. - Roseville),
                      7.75%, 11/1/23(5)                              6,295,670
       12,140         St. Paul, MN, Housing and Redevelopment,
                      (Care Institute, Inc. - Highland),
                      8.75%, 11/1/24                                12,158,210
------------------------------------------------------------------------------
                                                                $  146,763,421
------------------------------------------------------------------------------
Special Tax Revenue -- 0.4%
------------------------------------------------------------------------------
     $  3,000         Tri-County, OR, Metropolitan
                      Transportation District, Variable Rate,
                      8/1/19(2)(3)                              $    2,873,640
        5,000         University Square, FL, Community
                      Development District, 6.75%, 5/1/20            5,106,750
------------------------------------------------------------------------------
                                                                $    7,980,390
------------------------------------------------------------------------------
Transportation -- 0.5%
------------------------------------------------------------------------------
     $  5,750         Connector 2000 Association, Inc., SC
                      Bridge & Toll Road, (Southern
                      Connector), 5.25%, 1/1/23                 $    4,122,060
        4,735         Denver, CO, City and County Airport,
                      (AMT), 7.50%, 11/15/23                         5,138,706
------------------------------------------------------------------------------
                                                                $    9,260,766
------------------------------------------------------------------------------
Water and Sewer -- 1.4%
------------------------------------------------------------------------------
     $  5,480         California Water Resources, (Central
                      Valley), Variable Rate, 12/1/24(2)(3)     $    5,377,634
        4,200         Metropolitan Water District, CA,
                      (Southern California Waterworks),
                      Variable Rate, 1/1/18(2)(3)                    3,186,540
        9,400         Metropolitan Water District, CA,
                      (Southern California Waterworks),
                      Variable Rate, 7/1/27(1)(3)                    8,039,068
        8,405         Ohio Water Development Authority, PCR,
                      5.25%, 12/1/19                                 8,486,865
------------------------------------------------------------------------------
                                                                $   25,090,107
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

Total Tax-Exempt Investments -- 97.8%
   (identified cost $1,780,780,544)                             $1,758,578,899
------------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.2%                          $   40,374,234
------------------------------------------------------------------------------
Net Assets -- 100.0%                                            $1,798,953,133
------------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 At March 31, 2002, the concentration of the Portfolio's investments in various states, determined as a percentage of net assets individually represent less than 10% in each state.

 The Portfolio invests primarily in debt securities issued by municipali-ties. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2002, 22.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.9% to 8.7% of total investments.
 (1)  Security has been issued as a leveraged inverse floater bond.
 (2)  Security has been issued as an inverse floater bond.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (4)  Non-income producing security.
 (5)  The Portfolio is accruing only partial interest on this security.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2002
Assets
--------------------------------------------------------
Investments, at value
   (identified cost, $1,780,780,544)      $1,758,578,899
Receivable for investments sold                7,186,861
Interest receivable                           34,462,855
Receivable for open swap contracts             2,694,080
Prepaid expenses                                   8,508
--------------------------------------------------------
TOTAL ASSETS                              $1,802,931,203
--------------------------------------------------------

Liabilities
--------------------------------------------------------
Demand note payable                       $    3,100,000
Payable for daily variation margin on
   closed financial futures contracts            505,108
Payable to affiliate for Trustees' fees            1,062
Due to bank                                      269,498
Accrued expenses                                 102,402
--------------------------------------------------------
TOTAL LIABILITIES                         $    3,978,070
--------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $1,798,953,133
--------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $1,818,460,698
Net unrealized depreciation (computed on
   the basis of identified cost)             (19,507,565)
--------------------------------------------------------
TOTAL                                     $1,798,953,133
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS
ENDED MARCH 31, 2002
Investment Income
------------------------------------------------------
Interest                                  $ 62,739,673
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 62,739,673
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  4,151,132
Trustees' fees and expenses                     17,339
Legal and accounting services                  131,422
Custodian fee                                  170,601
Miscellaneous                                   29,037
------------------------------------------------------
TOTAL EXPENSES                            $  4,499,531
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $    153,461
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    153,461
------------------------------------------------------

NET EXPENSES                              $  4,346,070
------------------------------------------------------

NET INVESTMENT INCOME                     $ 58,393,603
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  3,051,748
   Financial futures contracts               2,853,423
   Interest rate swap contracts               (229,274)
------------------------------------------------------
NET REALIZED GAIN                         $  5,675,897
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(83,328,006)
   Financial futures contracts                  96,749
   Interest rate swap contracts              3,547,108
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(79,684,149)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(74,008,252)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(15,614,649)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       MARCH 31, 2002    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       SEPTEMBER 30, 2001
------------------------------------------------------------------------------
From operations --
   Net investment income                  $     58,393,603  $      113,065,174
   Net realized gain (loss)                      5,675,897          (5,493,377)
   Net change in unrealized
      appreciation (depreciation)              (79,684,149)         59,430,410
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $    (15,614,649) $      167,002,207
------------------------------------------------------------------------------
Capital transactions --
   Net assets contributed by Texas
      Municipal Fund                      $      9,106,337  $               --
   Contributions                               142,617,503         257,174,032
   Withdrawals                                (184,183,787)       (347,133,799)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    (32,459,947) $      (89,959,767)
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $    (48,074,596) $       77,042,440
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of period                    $  1,847,027,729  $    1,769,985,289
------------------------------------------------------------------------------
AT END OF PERIOD                          $  1,798,953,133  $    1,847,027,729
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                           YEAR ENDED SEPTEMBER 30,
                                  MARCH 31, 2002      -----------------------------------------------------------------------
                                  (UNAUDITED)(1)         2001           2000           1999           1998           1997
-----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                0.50%(2)         0.48%          0.48%          0.45%          0.45%          0.52%
   Expenses after custodian
      fee reduction                        0.48%(2)         0.47%          0.47%          0.43%          0.43%          0.52%
   Net investment income                   6.39%(2)         6.25%          6.37%          5.92%          5.93%          6.51%
Portfolio Turnover                           16%              20%            41%            60%            28%            17%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           (0.89)%             --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                   $1,798,953       $1,847,028     $1,769,985     $2,125,545     $2,340,125     $2,181,615
-----------------------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended March 31, 2002 was to increase the ratio of net investment income to average net assets from 6.37% to 6.39%. Ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   National Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium of discounts. Effective October 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and begin amortizing premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolio amortized premiums on fixed-income securities using the proportional method of amortization. The cumulative effect of this accounting change had no impact on the Portfolio's net assets but resulted in a $6,029,144 reduction in the cost of securities and a corresponding $6,029,144 increase in net unrealized appreciation, based on securities held by the Portfolio on September 30, 2001.

   The effect of this change for the six months ended March 31, 2002 was an increase in net investment income of $166,195, a decrease of net realized gain of $75,907 and a increase in net unrealized depreciation of $90,288.

 C Federal Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Interest Rate Swaps -- The Portfolio may enter into an interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to the agreement, the Portfolio makes bi-annual payments at a fixed interest rate. In exchange, a Portfolio receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also rise from the unanticipated movements in value of interest rates.

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 F Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 G Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 H When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 K Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 L Interim Financial Statements -- The interim financial statements relating to
   March 31, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended March 31, 2002, the fee was equivalent to 0.45% (annualized) of the Portfolio's average daily net assets for such period and amounted to $4,151,132. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $316,484,414 and $287,696,151, respectively, for the six months ended March 31, 2002.

NATIONAL MUNICIPALS PORTFOLIO AS OF MARCH 31, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation/depreciation in the value of the investments owned at March 31, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $1,774,661,112
    --------------------------------------------------------
    Gross unrealized appreciation             $   99,851,217
    Gross unrealized depreciation               (115,933,430)
    --------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $  (16,082,213)
    --------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 2002, the Portfolio had a balance outstanding pursuant to this line of credit of $3,100,000.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   At March 31, 2002, the Portfolio had entered into an interest rate swap agreement with The Chase Manhattan Bank whereby the Portfolio makes bi-annual payments at a rate equal to 5.535% on the notional amount of $30,000,000. In exchange, the Portfolio receives payments at a rate equal to the USD-Libor British Bankers Association on the same notional amount. The value of the contract, that terminates February 1, 2022, is recorded as a receivable for open swap contracts of $2,694,080 on March 31, 2002.

7 Transfer of Net Assets
-------------------------------------------
   Prior to the opening of business on December 10, 2001, Eaton Vance Texas Municipal Fund, pursuant to an Agreement and Plan of Reorganization dated December 10, 2001, contributed securities with a market value of $8,980,450, including $515,364 of unrealized appreciation. The transaction was structured for tax purposes to qualify as a "tax free" reorganization under the Internal Revenue Code.

EATON VANCE NATIONAL MUNICIPALS FUND AS OF MARCH 31, 2002

NATIONAL MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

Thomas M. Metzold
Vice President and Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samual L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant